Derivative Financial Instruments - Schedule of Level 3 Financial Assets Reconciliation (Detail) - Long term investments [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning of the period	R$ 1,287,781
Balance at the end of the period	1,397,699	R$ 1,287,781
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning of the period	1,287,781	835,957
Foreign currency exchange gain (loss)	10,723	48,365
Interest accrual	30,184	29,630
Net present value of debt component	116,912	13,219
Fair value of call-option	(208,772)	360,610
Balance at the end of the period	R$ 1,236,828	R$ 1,287,781